Note 5 - Accrued expenses (Details) - Accrued Expenses (USD $)	Dec. 31, 2013	Dec. 31, 2012
Note 5 - Accrued expenses (Details) - Accrued Expenses [Line Items]
Accrued executive severance	$ 400,000	$ 542,269
Accrued clinical study expenses	188,927
Accrued other	58,812	53,528
	863,572	721,916
Accrued consultants	58,000
Accrued board of director's fees	37,333
Audit and Tax Preparation [Member]
Note 5 - Accrued expenses (Details) - Accrued Expenses [Line Items]
Accrued professional fees	91,000	102,600
Legal and Professional Fees [Member]
Note 5 - Accrued expenses (Details) - Accrued Expenses [Line Items]
Accrued professional fees	$ 29,500	$ 23,519